Basis of Presentation (Details Narrative) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Cash and cash equivalents	$ 22,437,086	$ 222,305	$ 529,331	$ 338,702
Ownership percentage	100.00%